UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

ClearBridge Value Fund
Class A [LGVAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period  November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Value Fund returned 32.79%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

ClearBridge Value Fund	PAGE 1	7195-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	32.79	14.56	9.97
Class A (with sales charge)	25.48	13.21	9.32
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Value Fund	PAGE 2	7195-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class A shares will not exceed 1.01%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Value Fund	PAGE 3	7195-ATSR-1224

ClearBridge Value Fund
Class C [LMVTX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period  November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$202	1.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Value Fund returned 31.83%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

ClearBridge Value Fund	PAGE 1	7094-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	31.83	13.75	9.20
Class C (with sales charge)	30.88	13.75	9.20
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Value Fund	PAGE 2	7094-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class C shares will not exceed 1.74%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Value Fund	PAGE 3	7094-ATSR-1224

ClearBridge Value Fund
Class FI [LMVFX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period  November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$134	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Value Fund returned 32.59%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

ClearBridge Value Fund	PAGE 1	7495-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	32.59	14.42	9.86
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Value Fund	PAGE 2	7495-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class FI shares will not exceed 1.14%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Value Fund	PAGE 3	7495-ATSR-1224

ClearBridge Value Fund
Class R [LMVRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period  November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$149	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Value Fund returned 32.42%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

ClearBridge Value Fund	PAGE 1	7261-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	32.42	14.16	9.58
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Value Fund	PAGE 2	7261-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class R shares will not exceed 1.39%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Value Fund	PAGE 3	7261-ATSR-1224

ClearBridge Value Fund
Class I [LMNVX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period  November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Value Fund returned 33.08%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

ClearBridge Value Fund	PAGE 1	7347-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	33.08	14.83	10.23
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Value Fund	PAGE 2	7347-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class I shares will not exceed 0.79%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Value Fund	PAGE 3	7347-ATSR-1224

ClearBridge Value Fund
Class IS [CBVBX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period  November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$82	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Value Fund returned 33.20%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

ClearBridge Value Fund	PAGE 1	7016-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 6/3/2022 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (6/3/2022)
Class IS	33.20	13.61
Russell 3000 Index	37.86	15.64
Russell 1000 Value Index	30.98	9.76
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Value Fund	PAGE 2	7016-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Value Fund	PAGE 3	7016-ATSR-1224

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2023 and October 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $200,329 in October 31, 2023 and $215,401 in October 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2023 and $0 in October 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $52,000 in October 31, 2023 and $52,000 in October 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by to the service affiliates during the Reporting Periods that required pre-approval by the Audit Auditors Committee.

(d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in October 31, 2023 and $0 in October 31, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $835,053 in October 31, 2023 and $842,539 in October 31, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Value Fund
Financial Statements and Other Important Information
Annual  | October 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2024
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.2%
Communication Services — 3.2%
Interactive Media & Services — 2.1%
Meta Platforms Inc., Class A Shares	145,000	$82,299,100
Wireless Telecommunication Services — 1.1%
T-Mobile US Inc.	200,000	44,632,000

Total Communication Services		126,931,100
Consumer Discretionary — 0.9%
Specialty Retail — 0.9%
Murphy USA Inc.	75,000	36,633,750

Consumer Staples — 6.8%
Beverages — 1.2%
Constellation Brands Inc., Class A Shares	200,000	46,468,000
Consumer Staples Distribution & Retail — 2.0%
Performance Food Group Co.	425,000	34,531,250 *
Target Corp.	300,000	45,012,000
Total Consumer Staples Distribution & Retail		79,543,250
Food Products — 2.5%
Lamb Weston Holdings Inc.	600,000	46,614,000
Nestle SA, ADR	565,000	53,403,800
Total Food Products		100,017,800
Personal Care Products — 1.1%
Coty Inc., Class A Shares	3,300,000	24,552,000 *
Haleon PLC, ADR	2,000,000	19,380,000
Total Personal Care Products		43,932,000

Total Consumer Staples		269,961,050
Energy — 9.9%
Energy Equipment & Services — 3.6%
Atlas Energy Solutions Inc.	900,000	17,613,000
Baker Hughes Co.	1,800,000	68,544,000
Noble Corp. PLC	1,700,000	54,366,000
Total Energy Equipment & Services		140,523,000
Oil, Gas & Consumable Fuels — 6.3%
ConocoPhillips	545,000	59,699,300
Energy Transfer LP	3,000,000	49,440,000
EQT Corp.	2,200,000	80,388,000
Hess Corp.	460,000	61,860,800
Total Oil, Gas & Consumable Fuels		251,388,100

Total Energy		391,911,100
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 26.0%
Banks — 5.5%
Bank of America Corp.	2,750,000	$115,005,000
First Horizon Corp.	3,700,000	64,121,000
M&T Bank Corp.	200,000	38,936,000
Total Banks		218,062,000
Capital Markets — 1.8%
Goldman Sachs Group Inc.	135,000	69,901,650
Consumer Finance — 3.1%
Capital One Financial Corp.	450,000	73,255,500
OneMain Holdings Inc.	1,000,000	49,670,000
Total Consumer Finance		122,925,500
Financial Services — 11.6%
Apollo Global Management Inc.	400,000	57,304,000
Block Inc.	925,000	66,896,000 *
Corebridge Financial Inc.	2,400,000	76,248,000
Fiserv Inc.	475,000	94,002,500 *
Global Payments Inc.	400,000	41,484,000
MGIC Investment Corp.	2,400,000	60,096,000
PayPal Holdings Inc.	800,000	63,440,000 *
Total Financial Services		459,470,500
Insurance — 4.0%
American International Group Inc.	1,025,000	77,777,000
Everest Group Ltd.	130,000	46,229,300
Fairfax Financial Holdings Ltd.	28,968	36,080,223
Total Insurance		160,086,523

Total Financials		1,030,446,173
Health Care — 14.4%
Biotechnology — 5.5%
AbbVie Inc.	420,000	85,625,400
Argenx SE, ADR	75,000	43,972,500 *
Gilead Sciences Inc.	975,000	86,599,500
Total Biotechnology		216,197,400
Health Care Equipment & Supplies — 1.1%
Medtronic PLC	500,000	44,625,000
Health Care Providers & Services — 2.1%
UnitedHealth Group Inc.	150,000	84,675,000
Life Sciences Tools & Services — 0.7%
ICON PLC	125,000	27,763,750 *
Pharmaceuticals — 5.0%
Johnson & Johnson	720,000	115,099,200
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Novo Nordisk A/S, ADR	350,000	$39,182,500
UCB SA	225,000	43,323,425 (a)
Total Pharmaceuticals		197,605,125

Total Health Care		570,866,275
Industrials — 13.5%
Air Freight & Logistics — 1.2%
GXO Logistics Inc.	800,000	47,848,000 *
Building Products — 2.0%
Fortune Brands Innovations Inc.	500,000	41,665,000
Johnson Controls International PLC	520,000	39,286,000
Total Building Products		80,951,000
Commercial Services & Supplies — 1.4%
Clean Harbors Inc.	238,000	55,039,880 *
Construction & Engineering — 0.9%
WillScot Holdings Corp.	1,100,000	36,454,000 *
Electrical Equipment — 2.4%
Fluence Energy Inc.	900,000	19,575,000 *
GE Vernova Inc.	250,000	75,415,000 *
Total Electrical Equipment		94,990,000
Ground Transportation — 2.3%
Canadian Pacific Kansas City Ltd.	500,000	38,580,000
Uber Technologies Inc.	750,000	54,037,500 *
Total Ground Transportation		92,617,500
Industrial Conglomerates — 1.5%
Siemens AG, Registered Shares	300,000	58,364,959 (a)
Trading Companies & Distributors — 1.8%
Marubeni Corp.	1,799,940	26,907,725 (a)
WESCO International Inc.	220,000	42,233,400
Total Trading Companies & Distributors		69,141,125

Total Industrials		535,406,464
Information Technology — 7.2%
Semiconductors & Semiconductor Equipment — 3.8%
Marvell Technology Inc.	650,000	52,071,500
Micron Technology Inc.	700,000	69,755,000
Skyworks Solutions Inc.	340,000	29,777,200
Total Semiconductors & Semiconductor Equipment		151,603,700
Software — 2.3%
Gen Digital Inc.	800,000	23,288,000
Oracle Corp.	418,000	70,157,120
Total Software		93,445,120
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.1%
	Seagate Technology Holdings PLC	430,000	$43,159,100

Total Information Technology			288,207,920
Materials — 5.6%
Chemicals — 2.2%
	Corteva Inc.	750,000	45,690,000
	Eastman Chemical Co.	400,000	42,036,000
Total Chemicals			87,726,000
Containers & Packaging — 0.5%
	Silgan Holdings Inc.	400,000	20,696,000
Metals & Mining — 2.9%
	Freeport-McMoRan Inc.	1,375,000	61,902,500
	Teck Resources Ltd., Class B Shares	1,150,000	53,463,500
Total Metals & Mining			115,366,000

Total Materials			223,788,000
Real Estate — 2.4%
Residential REITs — 0.7%
	American Homes 4 Rent, Class A Shares	800,000	28,192,000
Specialized REITs — 1.7%
	American Tower Corp.	310,000	66,197,400

Total Real Estate			94,389,400
Utilities — 7.3%
Electric Utilities — 3.0%
	PG&E Corp.	3,000,000	60,660,000
	PPL Corp.	1,750,000	56,980,000
Total Electric Utilities			117,640,000
Independent Power and Renewable Electricity Producers — 4.3%
	AES Corp.	3,000,000	49,470,000
	Talen Energy Corp.	225,000	40,806,000 *
	Vistra Corp.	650,000	81,224,000
Total Independent Power and Renewable Electricity Producers			171,500,000

Total Utilities			289,140,000
Total Investments before Short-Term Investments (Cost — $2,830,220,838)			3,857,681,232
	Rate
Short-Term Investments — 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.619%	56,212,770	56,212,770 (b)
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — continued
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.746%	56,212,770	$56,212,770 (b)(c)

Total Short-Term Investments (Cost — $112,425,540)			112,425,540
Total Investments — 100.0% (Cost — $2,942,646,378)			3,970,106,772
Liabilities in Excess of Other Assets — (0.0)%††			(1,301,062)
Total Net Assets — 100.0%			$3,968,805,710

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated
Companies was $56,212,770 and the cost was $56,212,770 (Note 9).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $2,886,433,608)	$3,913,894,002
Investments in affiliated securities, at value (Cost — $56,212,770)	56,212,770
Foreign currency, at value (Cost — $22)	23
Dividends receivable from unaffiliated investments	2,234,053
European Union tax reclaims receivable (Note 1)	1,819,609
Receivable for Fund shares sold	817,279
Security litigation proceeds receivable	197,344
Dividends receivable from affiliated investments	196,630
Other assets	489,131
Prepaid expenses	62,874
Total Assets	3,975,923,715
Liabilities:
Investment management fee payable	2,319,229
Payable for Fund shares repurchased	1,963,935
Service and/or distribution fees payable	771,189
Transfer agent fees payable	756,823
Trustees’ fees payable	566,021
European Union tax reclaim contingent fees payable (Note 1)	454,901
Accrued expenses	285,907
Total Liabilities	7,118,005
Total Net Assets	$3,968,805,710
Net Assets:
Par value (Note 7)	$367
Paid-in capital in excess of par value	2,600,441,491
Total distributable earnings (loss)	1,368,363,852
Total Net Assets	$3,968,805,710
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

Net Assets:
Class A	$3,386,180,834
Class C	$52,051,617
Class FI	$9,653,670
Class R	$4,455,078
Class I	$494,284,825
Class IS	$22,179,686
Shares Outstanding:
Class A	32,238,875
Class C	512,988
Class FI	75,114
Class R	35,201
Class I	3,662,349
Class IS	164,265
Net Asset Value:
Class A (and redemption price)	$105.03
Class C*	$101.47
Class FI (and redemption price)	$128.52
Class R (and redemption price)	$126.56
Class I (and redemption price)	$134.96
Class IS (and redemption price)	$135.02
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$111.14

*	Redemption price per share is NAV of Class C shares reduced by a 0.95% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Statement of Operations
For the Year Ended October 31, 2024

Investment Income:
Dividends from unaffiliated investments	$52,051,780
Dividends from affiliated investments	1,079,319
European Union tax reclaims (Note 1)	410,431
Less: Foreign taxes withheld	(1,349,247)
Total Investment Income	52,192,283
Expenses:
Investment management fee (Note 2)	16,616,605
Service and/or distribution fees (Notes 2 and 5)	5,409,922
Transfer agent fees (Notes 2 and 5)	1,956,418
Registration fees	131,860
Trustees’ fees	122,729
European Union tax reclaim contingent fees (Note 1)	108,785
Shareholder reports	104,146
Legal fees	93,076
Fund accounting fees	90,148
Audit and tax fees	47,179
Custody fees	32,360
Commitment fees (Note 10)	19,540
Insurance	15,638
Interest expense	11,632
Miscellaneous expenses	28,677
Total Expenses	24,788,715
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(92,518)
Net Expenses	24,696,197
Net Investment Income	27,496,086
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	355,847,617
Foreign currency transactions	6,736
Net Realized Gain	355,854,353
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	268,777,230
Foreign currencies	(8,846)
Change in Net Unrealized Appreciation (Depreciation)	268,768,384
Net Gain on Investments and Foreign Currency Transactions	624,622,737
Increase in Net Assets From Operations	$652,118,823
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2024	2023
Operations:
Net investment income	$27,496,086	$15,982,642
Net realized gain	355,854,353	214,905,486
Change in net unrealized appreciation (depreciation)	268,768,384	(111,204,053)
Increase in Net Assets From Operations	652,118,823	119,684,075
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(227,526,164)	(141,568,277)
Decrease in Net Assets From Distributions to Shareholders	(227,526,164)	(141,568,277)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	200,884,880	125,775,948
Reinvestment of distributions	219,082,378	136,550,232
Cost of shares repurchased	(337,510,057)	(235,246,725)
Net assets of shares issued in connection with merger (Note 8)	1,603,043,166	—
Increase in Net Assets From Fund Share Transactions	1,685,500,367	27,079,455
Increase in Net Assets	2,110,093,026	5,195,253
Net Assets:
Beginning of year	1,858,712,684	1,853,517,431
End of year	$3,968,805,710	$1,858,712,684
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$89.36	$90.84	$116.60	$78.55	$82.99
Income (loss) from operations:
Net investment income	1.05	0.74	0.74	0.77	0.70
Net realized and unrealized gain (loss)	26.06	5.04	(8.56)	43.15	(4.67)
Total income (loss) from operations	27.11	5.78	(7.82)	43.92	(3.97)
Less distributions from:
Net investment income	(1.40)	(1.05)	(0.83)	(0.83)	(0.47)
Net realized gains	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(11.44)	(7.26)	(17.94)	(5.87)	(0.47)
Net asset value, end of year	$105.03	$89.36	$90.84	$116.60	$78.55
Total return[2]	32.79%	6.52%	(7.22)%	57.96%	(4.81)%
Net assets, end of year (millions)	$3,386	$1,430	$1,411	$1,631	$1,089
Ratios to average net assets:
Gross expenses	1.03%[3]	1.03%[3]	1.04%	1.04%	1.07%
Net expenses[4,5]	1.03 [3]	1.01 [3]	1.03	1.03	1.05
Net investment income	1.08	0.82	0.78	0.73	0.89
Portfolio turnover rate	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 1.02% and 1.00%, respectively, for the year ended
October 31, 2023.

[4]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%.This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to
April 1, 2024, the expense limitation was 1.15%.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$86.47	$88.03	$113.37	$76.48	$80.91
Income (loss) from operations:
Net investment income	0.42	0.09	0.06	0.03	0.16
Net realized and unrealized gain (loss)	25.16	4.89	(8.29)	42.07	(4.59)
Total income (loss) from operations	25.58	4.98	(8.23)	42.10	(4.43)
Less distributions from:
Net investment income	(0.54)	(0.33)	—	(0.17)	—
Net realized gains	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(10.58)	(6.54)	(17.11)	(5.21)	—
Net asset value, end of year	$101.47	$86.47	$88.03	$113.37	$76.48
Total return[2]	31.83%	5.75%	(7.84)%	56.85%	(5.48)%
Net assets, end of year (000s)	$52,052	$51,501	$72,411	$99,285	$112,950
Ratios to average net assets:
Gross expenses	1.75%[3]	1.75%[3]	1.75%	1.75%	1.77%
Net expenses[4,5]	1.74 [3]	1.73 [3]	1.74	1.73	1.75
Net investment income	0.45	0.10	0.07	0.03	0.20
Portfolio turnover rate	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.74%
and 1.74%, respectively, for the year ended October 31, 2024, and would not have changed for the year ended
October 31, 2023.

[4]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.74%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
Prior to April 1, 2024, the expense limitation was 1.90%.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$106.95	$107.30	$134.24	$89.63	$94.50
Income (loss) from operations:
Net investment income	1.17	0.74	0.74	0.76	0.71
Net realized and unrealized gain (loss)	31.59	5.96	(9.96)	49.51	(5.34)
Total income (loss) from operations	32.76	6.70	(9.22)	50.27	(4.63)
Less distributions from:
Net investment income	(1.15)	(0.84)	(0.61)	(0.62)	(0.24)
Net realized gains	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(11.19)	(7.05)	(17.72)	(5.66)	(0.24)
Net asset value, end of year	$128.52	$106.95	$107.30	$134.24	$89.63
Total return[2]	32.59%	6.36%	(7.31)%	57.81%	(4.92)%
Net assets, end of year (000s)	$9,654	$8,004	$9,463	$11,408	$8,051
Ratios to average net assets:
Gross expenses	1.16%[3]	1.18%[3,4]	1.24%	1.14%	1.17%
Net expenses[5,6]	1.15 [3]	1.16 [3,4]	1.15	1.13	1.15
Net investment income	0.99	0.68	0.66	0.63	0.79
Portfolio turnover rate	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.15% and 1.14%, respectively, for the year ended October 31, 2024, and 1.17% and 1.15%, respectively, for the year ended October 31, 2023.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed
1.14%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 1, 2024, the expense limitation was 1.15%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$105.04	$105.33	$132.01	$88.37	$93.18
Income (loss) from operations:
Net investment income	1.05	0.45	0.44	0.43	0.48
Net realized and unrealized gain (loss)	31.02	5.86	(9.77)	48.78	(5.28)
Total income (loss) from operations	32.07	6.31	(9.33)	49.21	(4.80)
Less distributions from:
Net investment income	(0.51)	(0.39)	(0.24)	(0.53)	(0.01)
Net realized gains	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(10.55)	(6.60)	(17.35)	(5.57)	(0.01)
Net asset value, end of year	$126.56	$105.04	$105.33	$132.01	$88.37
Total return[2]	32.42%	6.09%	(7.52)%	57.37%	(5.14)%
Net assets, end of year (000s)	$4,455	$4,871	$6,034	$8,894	$5,817
Ratios to average net assets:
Gross expenses	1.29%[3]	1.42%[3,4]	1.41%[4]	1.41%	1.46%[4]
Net expenses[5,6]	1.28 [3]	1.40 [3,4]	1.40 [4]	1.40	1.40 [4]
Net investment income	0.90	0.42	0.40	0.36	0.54
Portfolio turnover rate	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.28% and 1.28%, respectively, for the year ended October 31, 2024, and would have been 1.41% and 1.39%, respectively, for the year ended October 31, 2023.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.39%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
Prior to April 1, 2024, the expense limitation was 1.40%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$111.84	$111.90	$139.30	$92.83	$97.86
Income (loss) from operations:
Net investment income	1.70	1.19	1.20	1.24	1.06
Net realized and unrealized gain (loss)	33.06	6.22	(10.37)	51.25	(5.50)
Total income (loss) from operations	34.76	7.41	(9.17)	52.49	(4.44)
Less distributions from:
Net investment income	(1.60)	(1.26)	(1.12)	(0.98)	(0.59)
Net realized gains	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(11.64)	(7.47)	(18.23)	(6.02)	(0.59)
Net asset value, end of year	$134.96	$111.84	$111.90	$139.30	$92.83
Total return[2]	33.08%	6.77%	(6.98)%	58.34%	(4.58)%
Net assets, end of year (millions)	$494	$363	$354	$412	$260
Ratios to average net assets:
Gross expenses	0.79%[3]	0.80%[3]	0.80%	0.80%[4]	0.83%[4]
Net expenses[5,6]	0.79 [3]	0.78 [3]	0.79	0.79 [4]	0.80 [4]
Net investment income	1.36	1.05	1.03	0.98	1.14
Portfolio turnover rate	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
0.79% and 0.78%, respectively, for the year ended October 31, 2024, and 0.79% and 0.77%, respectively, for the year ended October 31, 2023.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to
April 1, 2024, the expense limitation was 0.80%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Value Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024	2023	2022[2]
Net asset value, beginning of year	$111.87	$111.95	$117.11
Income (loss) from operations:
Net investment income	1.46	1.26	0.20
Net realized and unrealized gain (loss)	33.42	6.24	(5.36)
Total income (loss) from operations	34.88	7.50	(5.16)
Less distributions from:
Net investment income	(1.69)	(1.37)	—
Net realized gains	(10.04)	(6.21)	—
Total distributions	(11.73)	(7.58)	—
Net asset value, end of year	$135.02	$111.87	$111.95
Total return[3]	33.20%	6.85%	(4.41)%
Net assets, end of year (000s)	$22,180	$1,537	$1,136
Ratios to average net assets:
Gross expenses	0.70%[4]	0.73%[4]	0.71%[5]
Net expenses[6,7]	0.70 [4]	0.70 [4]	0.70 [5]
Net investment income	1.16	1.11	0.49 [5]
Portfolio turnover rate	54%	60%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period June 3, 2022 (inception date) to October 31, 2022.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the years ended October 31, 2024, and October 31, 2023.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	For the year ended October 31, 2022.
See Notes to Financial Statements.
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Value Fund (prior to March 1, 2024, the Fund was known as Clearbridge Value Trust) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

ClearBridge Value Fund 2024 Annual Report

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$527,542,850	$43,323,425	—	$570,866,275
Industrials	450,133,780	85,272,684	—	535,406,464
Other Common Stocks	2,751,408,493	—	—	2,751,408,493
Total Long-Term Investments	3,729,085,123	128,596,109	—	3,857,681,232
Short-Term Investments†	112,425,540	—	—	112,425,540
Total Investments	$3,841,510,663	$128,596,109	—	$3,970,106,772

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

ClearBridge Value Fund 2024 Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Return of capital estimates. Distributions received from the Fund’s investments in certain securities, most notably Master Limited Partnerships (“MLPs”) and Real Estate Investment Trusts (“REITs”), generally are comprised of income, realized gains and/or return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each issuer and other industry sources.
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
These estimates may subsequently be revised based on information received from the issuers after their tax reporting periods are concluded.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For

ClearBridge Value Fund 2024 Annual Report

U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(14,915,508)	$14,915,508
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Effective April 1, 2024, Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to April 1, 2024, FTFA provided administrative services through its role as sub-administrator to the Fund and ClearBridge provided investment advice through its role as manager to the Fund.
Under the investment management agreement, effective April 1, 2024, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $500 million	0.650
Next $1 billion	0.600
Over $3.5 billion	0.500
Prior to April 1, 2024, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
Effective April 1, 2024, FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund,
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
Prior to April 1, 2024, FTFA served as the sub-administrator to the Fund and provided certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and FTFA. For FTFA’s services to the Fund, ClearBridge (not the Fund) paid FTFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) paid Western Asset 0.02% of the portion of the Fund’s average daily net assets that were allocated to it by ClearBridge.
Prior to April 1, 2024, the Fund’s agreement with ClearBridge provided that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements were not subject to recapture.
Effective April 1, 2024, as a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.01%, 1.74%, 1.14%, 1.39%, 0.79% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
Prior to April 1, 2024, as a result of expense limitation arrangements between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.15%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. In addition, the manager had agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

ClearBridge Value Fund 2024 Annual Report

During the year ended October 31, 2024, fees waived and/or expenses reimbursed amounted to $92,518, which included an affiliated money market fund waiver of $19,126.
FTFA (or ClearBridge prior to April 1, 2024) is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at October 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2025	—	—	$6,515	—	—	—
Expires October 31, 2026	$165,203	$7,263	972	$561	$40,625	$183
Expires October 31, 2027	—	—	378	—	—	101
Total fee waivers/expense reimbursements subject to recapture	$165,203	$7,263	$7,865	$561	$40,625	$284
For the year ended October 31, 2024, FTFA (or ClearBridge prior to April 1, 2024) did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended October 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $133,561 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 0.95% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For the year ended October 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$107,792	—
CDSCs	312	$426
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
In addition, the Fund acquired a deferred compensation liability of $186,353 from ClearBridge All Cap Value Fund as part of the reorganization on August 23, 2024 (see Note 8). ClearBridge All Cap Value Fund had adopted an unfunded, non-qualified deferred compensation plan which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. Deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable. The plan was terminated effective January 1, 2007, but this change had no effect on fees previously deferred. As of October 31, 2024, the Fund had a deferred compensation liability of $192,686.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,344,228,119
Sales	1,512,020,045
At October 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,970,073,909	$1,081,027,415	$(80,994,552)	$1,000,032,863
4. Derivative instruments and hedging activities
During the year ended October 31, 2024, the Fund did not invest in derivative instruments.

ClearBridge Value Fund 2024 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.95%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended October 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$4,899,009	$1,547,006
Class C	468,382	41,552
Class FI	22,763	17,712
Class R	19,768	2,921
Class I	—	347,126
Class IS	—	101
Total	$5,409,922	$1,956,418
For the year ended October 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$71,497
Class C	2,146
Class FI	751
Class R	158
Class I	17,674
Class IS	292
Total	$92,518
6. Distributions to shareholders by class

	Year Ended October 31, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$22,369,360	$16,225,921
Class C	302,043	259,331
Class FI	82,828	69,575
Class R	14,771	17,005
Class I	5,176,147	3,948,315
Class IS	54,864	10,730
Total	$28,000,013	$20,530,877
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended October 31, 2024	Year Ended October 31, 2023
Net Realized Gains:
Class A	$160,082,437	$95,861,868
Class C	5,571,602	4,921,930
Class FI	725,792	514,889
Class R	287,887	273,256
Class I	32,531,984	19,416,625
Class IS	326,449	48,832
Total	$199,526,151	$121,037,400
7. Shares of beneficial interest
At October 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,115,667	$107,623,907	685,410	$62,520,502
Shares issued on reinvestment	1,988,635	175,381,440	1,229,578	107,895,452
Shares repurchased	(2,249,958)	(217,488,320)	(1,444,167)	(131,005,460)
Shares issued with merger	15,382,738	1,559,640,869	—	—
Net increase	16,237,082	$1,625,157,896	470,821	$39,410,494
Class C
Shares sold	57,404	$5,375,536	46,944	$4,139,487
Shares issued on reinvestment	67,790	5,811,765	59,677	5,100,006
Shares repurchased	(269,846)	(24,748,635)	(333,601)	(29,632,213)
Shares issued with merger	62,039	6,082,281	—	—
Net decrease	(82,613)	$(7,479,053)	(226,980)	$(20,392,720)
Class FI
Shares sold	15,973	$1,920,579	5,032	$546,749
Shares issued on reinvestment	7,456	805,368	5,538	582,412
Shares repurchased	(23,160)	(2,722,831)	(23,916)	(2,560,535)
Net increase (decrease)	269	$3,116	(13,346)	$(1,431,374)
Class R
Shares sold	8,757	$1,032,500	1,969	$212,802
Shares issued on reinvestment	2,842	302,658	2,804	290,261
Shares repurchased	(22,765)	(2,537,946)	(15,698)	(1,670,595)
Net decrease	(11,166)	$(1,202,788)	(10,925)	$(1,167,532)

ClearBridge Value Fund 2024 Annual Report

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	562,306	$68,754,107	501,767	$57,262,503
Shares issued on reinvestment	321,892	36,400,335	206,413	22,622,863
Shares repurchased	(714,565)	(88,017,818)	(624,058)	(69,636,011)
Shares issued with merger	248,670	32,371,770	—	—
Net increase	418,303	$49,508,394	84,122	$10,249,355
Class IS
Shares sold	125,205	$16,178,251	9,475	$1,093,905
Shares issued on reinvestment	3,369	380,812	541	59,238
Shares repurchased	(16,047)	(1,994,507)	(6,424)	(741,911)
Shares issued with merger	38,002	4,948,246	—	—
Net increase	150,529	$19,512,802	3,592	$411,232
8. Transfer of net assets
On August 23, 2024, the Fund acquired the assets and certain liabilities of ClearBridge All Cap Value Fund (the “Acquired Fund”), a series of Legg Mason Partners Investment Trust, pursuant to a plan of reorganization approved by the Board of Trustees of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge All Cap Value Fund	15,731,449	$1,603,043,166	$2,265,656,981
As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.139014, 0.114895, 0.119081 and 0.118830 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $486,432,956, accumulated net realized gain of $4,092,560 and undistributed net investment income of $788,831. Total net assets of the Fund immediately after the transfer were $3,868,700,147. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
ClearBridge Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pro forma results of operations of the combined entity for the entire year ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$44,121,347
Net realized gain	456,122,783
Change in net unrealized appreciation	527,978,561
Increase in net assets from operations	$1,028,222,691
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on August 23, 2024.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended October 31, 2024. The following transactions were effected in such company for the year ended October 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$25,977,560	$250,593,344	250,593,344	$220,358,134	220,358,134

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,079,319	—	$56,212,770
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

ClearBridge Value Fund 2024 Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2024.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$48,929,586	$20,530,877
Net long-term capital gains	178,596,578	121,037,400
Total distributions paid	$227,526,164	$141,568,277
As of October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$35,957,324
Undistributed long-term capital gains — net	331,010,597
Total undistributed earnings	$366,967,921
Other book/tax temporary differences(a)	1,364,708
Unrealized appreciation (depreciation)(b)	1,000,031,223
Total distributable earnings (loss) — net	$1,368,363,852

(a)	Other book/tax temporary differences are attributable to the book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales; the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax basis adjustments.

ClearBridge Value Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of ClearBridge Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Value Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Value Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$187,904,194
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$35,775,286
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$45,250,463
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$1,336,547
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$21,248,164
Qualified Business Income Dividends Earned	§199A	$1,377,230
Section 163(j) Interest Earned	§163(j)	$2,149,441
Interest Earned from Federal Obligations	Note (1)	$2,149,441
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
ClearBridge Value Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

ClearBridge Value Fund

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ClearBridge
Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC**
Subadviser
ClearBridge Investments, LLC***
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**
Effective April 1, 2024, Franklin Templeton Fund Adviser, LLC replaced ClearBridge Investments, LLC as Investment Manager.
***
Effective April 1, 2024, ClearBridge Investments, LLC became Subadviser.
ClearBridge Value Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge Value Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90007-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2024